FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Warrant liabilities (Details) - Warrant Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Change in fair value of liabilities
Balance at beginning	$ 1,118	$ 814
Issuance of warrants	74	295
Changes in fair value recognized in finance expenses	200	9
Balance at ending	$ 1,392	$ 1,118